2. LOANS: Schedule of Loans and Financing Receivable (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Financing Receivable, before Allowance for Credit Loss	$ 840,458,743	$ 729,783,655
Financing Receivable, percent of portfolio	100.00%	100.00%
Financing Receivable, net charge-offs	$ 49,695,888	$ 38,707,197
Financing Receivable, percent net charge-offs	100.00%	100.00%
Cosumer Loans
Financing Receivable, before Allowance for Credit Loss	$ 734,556,902	$ 648,507,635
Financing Receivable, percent of portfolio	87.40%	88.90%
Financing Receivable, net charge-offs	$ 47,227,395	$ 37,131,112
Financing Receivable, percent net charge-offs	95.00%	95.90%
Real Estate Loans
Financing Receivable, before Allowance for Credit Loss	$ 36,595,931	$ 31,066,906
Financing Receivable, percent of portfolio	4.40%	4.20%
Financing Receivable, net charge-offs	$ 40,279	$ 27,290
Financing Receivable, percent net charge-offs	0.10%	0.10%
Sales Finance Contracts
Financing Receivable, before Allowance for Credit Loss	$ 69,305,910	$ 50,209,114
Financing Receivable, percent of portfolio	8.20%	6.90%
Financing Receivable, net charge-offs	$ 2,428,214	$ 1,548,795
Financing Receivable, percent net charge-offs	4.90%	4.00%